Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash	$ 12,042	$ 311
Platinum bullion (note 6)	492,370	85,071
Palladium bullion (note 6)	276,777	82,294
Total assets	781,189	167,676
Liabilities
Due to broker	8,495
Accounts payable	310	317
Total liabilities	8,805	317
Equity
Unitholders’ capital	534,482	216,985
Unit premiums and reserves	8	7
Retained earnings (deficit)	257,486	(32,816)
Underwriting commissions and issue expenses	(19,592)	(16,817)
Total equity (note 7)	772,384	167,359
Total liabilities and equity	$ 781,189	$ 167,676
Total equity per Unit	$ 17.73	$ 9.13